Share Capital - Schedule of Activity in RSU Granted to Employees and Directors (Details) - 2024 Plan [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding balance | shares	441,000
Weighted average exercise price Options outstanding, Options outstanding balance | $ / shares	$ 4.99
Number of options, Granted | shares	210,600
Weighted average exercise price, Granted | $ / shares	$ 2.24
Number of options, Vested | shares	148,492
Weighted average exercise price, Vested | $ / shares	$ 5
Number of options, Forfeited | shares	69,377
Weighted average exercise price, Forfeited | $ / shares	$ 4.96
Number of options, Options outstanding balance | shares	433,731
Weighted average exercise price, Options outstanding balance | $ / shares	$ 3.65